Exhibit 99.1

Independent Accountant’s Report

on Applying Agreed-Upon Procedures

United Auto Credit Corp.

1071 Camelback

Newport Beach, CA 92660

And

Wells Fargo Securities, LLC

550 South Tryon Street

Charlotte, NC 28202

And

J.P. Morgan Securities LLC

383 Madison Avenue, 31st Floor

New York, NY 10179

Ladies and Gentlemen:

We have performed the procedures enumerated below, which were agreed to by United Auto Credit Corp. referred to herein as the “Company” or “Responsible Party”, Wells Fargo Securities, LLC and J.P. Morgan Securities LLC, together with the Company, the “Specified Parties” related to their evaluation of certain information with respect to a portfolio of automobile receivables in connection with the issuance of automobile receivable-backed notes issued by United Auto Credit Securitization Trust 2016-2 (the “Proposed Transaction”) for certain receivable records as of July 31, 2016. The Company is responsible for the automobile receivable records.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

For the purpose of this report:

(i)	The computer-generated Loan Data File provided by the Company in a standard Microsoft Excel format containing information relating to the Proposed Transaction shall be herein referred to as the “Loan Data File”;

(ii)	Certain data fields in the Loan Data File shall be herein referred to as “Specified Attributes”;

(iii)	The term “Automobile Loan Contract” or “Contract” means automobile installment sales contracts secured by new and used automobiles;

(iv)	The term “Automobile Loan Contract File” or “Contract File” means any file containing the installment sales contract, evidence of title and credit application;

(v)	The term “Obligor” means the borrower(s) stated on the installment sales contract; and

(vi)	The term “Customer Service Screen” refers to a screen image that United Auto Credit Corp.’s management represented as information from its Contract accounting system, which includes the loan history and the attributes related to the Contracts.

The procedures we performed and the associated findings are as follows:

Agreed-Upon Procedures

On August 4, 2016, the Company provided us with the Loan Data File with balances it represented were as of July 31, 2016. The Loan Data File contained 13,744 individual customer loans, herein referred to as the “Underlying Assets,” which management indicated represent the population of the Underlying Assets in the Proposed Transaction. We were instructed by the Specified Parties to perform the agreed-upon procedures on the Underlying Assets in the Loan Data File.

From August 5, 2016 through August 9, 2016, the Company provided or made available to us certain documentation (the “Source Documents” as listed in the attached Appendix A) related to the respective Underlying Assets.

At your request, we randomly selected a sample of 101 underlyings from the 13,744 Underlying Assets set forth in the Loan Data File, we compared the Specified Attributes set forth in the Loan Data File to the corresponding Source Documents. The Company provided Automobile Loan Contract Files for the sample of 101 underlyings.

Attribute Number	Specified Attribute	Data Field in Loan Data File
1	Name of obligor	Borrower_Name
2	Contract identification number	Account
3	Amount financed	Original Amount Financed
4	Original Term	Original Term
5	Monthly payment	Payment Amount
6	Annual Percentage Rate (APR)	Current_APR
7	Segment	Asset_Type
8	Manufacturer	Car Make
9	Vehicle model	Car Model
10	Vehicle new or used	New_Used
11	Vehicle identification number	VIN
12	Obligor zip code	Obligor Zip Code
13	Required first payment date	First Payment Date
14	Dealer state address	State of Origination

In addition to the procedures described below, for each of the items in the sample of 101 underlyings, we observed the presence or noted the following:

•	The signed credit application

•	The signed Contract

•	Title Document (in electronic copy)

As it relates to the Title Document, we sighted the Title Document and noted that the Company was named on the Title Document as the Secured Party. If the Title Document was not available in the Contract File, we observed evidence of a perfected lien citing the Company as the Secured Party. In instances where the Title Document was not available and the note date is fewer than 180 days from the July 31, 2016 date, we observed evidence of a title application noting the Company as the Secured Party.

As it relates to Specified Attribute 1, we compared the first and last name of the Obligor on the Title Document (or the equivalent as noted above) to the first and last name of the Obligor on the Contract and the Loan Data File.

As it relates to Specified Attribute 2, we compared the Contract identification (account) number from the Customer Service Screen to the Loan Data File.

As it relates to Specified Attributes 3 through 6, 13 and 14, we compared this information from the Contract to the Loan Data File.

As it relates to Specified Attributes 5 and 6, we compared the amount of the monthly payment and annual percentage rate, respectively, on the Contract or, if changed subsequent to acquiring the Contract, the approved bankruptcy account restructure/reaffirmation worksheet; Service Members Civil Relief Act (SCRA) Department of Defense certificate; active duty military customer letter; or addendum, as applicable, to the Loan Data File.

As it relates to Specified Attributes 7 through 10, we compared this information from the Customer Service Screen in the Company’s contract accounting system to the Loan Data File. This information was also agreed to the Title Document (or equivalent) if such information was listed on the Title Document (or equivalent). As it relates to Specified Attribute 10, we were instructed that the term “used vehicle” refers to a vehicle with miles greater than or equal to 5,000 and the term “new vehicle” refers to a vehicle with mileage less than 5,000. For Contracts where the Title Document did not include an indication of whether or not the vehicle was new or used, we observed the odometer reading on the Title Document to determine if the mileage was greater than or less than 5,000. For Contracts where the Title Document did not indicate whether the vehicle was new or used, or where the odometer reading was not presented on the Title Document, we compared the new or used status on the Contract to the Loan Data File.

As it relates to Specified Attribute 11, we compared this information from the Customer Service Screen and the Title Document to the Loan Data File.

As it relates to Specified Attribute 12, we compared this information from the Contract to the Loan Data File.

The Contracts and Contract Files described above, including any information obtained from the indicated systems, and any other related documents used in support of the Specified Attributes were provided to us by representatives of the Company and are collectively referred to hereinafter as the “Receivable Documents.” We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Receivable Documents and we make no representations concerning the accuracy or completeness of any of the information contained therein. In certain instances, our procedures were performed using data imaged facsimiles or photocopies of the Receivable Documents. In addition, we make no representations as to whether the Receivable Documents are comprehensive or valid instruments or reflect the current prevailing terms with respect to the corresponding sample of 101 underlyings.

Agreed-Upon Findings

The results of the foregoing procedures indicated that the Specified Attributes were found to be in agreement with the above mentioned Receivable Documents, except as described in Appendix B. Supplemental information is contained in Appendix C.

RSM US LLP (RSM) should not be regarded as having in any way warranted or given any assurance as to:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purposes of RSM performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, ratios, percentages or other relationships in the information included in the data provided to us;

•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

•	The value of collateral securing such assets; and

•	The compliance of the originator of the assets with federal, state and local laws and regulations.

The engagement, procedures or report were not intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

We have not performed any procedures with respect to the fair value of the notes being offered in the Proposed Transaction and RSM expresses no opinion on the current value of these notes. RSM should not be regarded as having performed any procedures other than those detailed in this report.

We should not be regarded as having in any way warranted or given any assurance as to whether or not the information included in the Loan Data File or any other source document is sufficient to comply with any applicable laws and regulations including, but not limited to, Regulation AB of the Securities and Exchange Commission. We did not perform any procedures to determine whether the Responsible Party or the sponsor of the Proposed Transaction is in compliance with any applicable laws and regulations, including, but not limited to, Regulation AB of the Securities and Exchange Commission.

With respect to any terms or requirements of the Loan Data File that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Loan Data File.

We make no representation as to the (i) actual characteristics or existence of the underlying documents or data comprising of the Automobile Loan Contracts underlying the Loan Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence of ownership of the Automobile Loan Contracts, or (iii) reasonableness of any of the aforementioned assumptions, information or methodologies. The procedures performed were applied based on methodologies, assumptions and information provided to us by the Specified Parties, without verification or evaluation of such methodologies, assumptions, documents and information by us.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. The information set forth in the Loan Data File is the responsibility of the Company.

We were not engaged to and did not conduct an (i) audit in accordance with generally accepted auditing standards or an (ii) examination or a review conducted in accordance with the attestation standards established by the American Institute of Certified Public Accountants with the objective of which would be the expression of an opinion or limited assurance on the accompanying information. Accordingly, we do not express such an opinion, limited assurance, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you. We have no responsibility to update this report for events or circumstances occurring after the date of this report.

The engagement, procedures or report were not intended to address, nor did they address (i) the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing such assets, or (iii) the compliance of the originator of the assets with federal, state and local laws or regulations.

This report is intended solely for the information and use of the Company, Wells Fargo Securities, LLC and J.P. Morgan Securities LLC, and is not intended to be, and should not be, used by anyone other than these Specified Parties.

Los Angeles, California

August 12, 2016

Appendix A to Independent Accountant’s Report

on Applying Agreed-Upon Procedures

Issued by RSM US LLP dated August 12, 2016

Specified Attributes and Source Documents

Attribute Number	Specified Attribute	Source Documents
1	Name of obligor	Automobile loan contract, original certificate of title, perfected lien, other notification (electronic or otherwise) listing company as lien holder, or title application
2	Contract identification number	Automobile loan contract
3	Amount financed	Automobile loan contract
4	Original Contract Term	Automobile loan contract
5	Monthly payment	Automobile loan contract
6	Annual Percentage Rate (APR)	Automobile loan contract
7	Asset Type	Customer Service screen in Contract Accounting System & Title Document
8	Manufacturer	Customer Service screen in Contract Accounting System & Title Document
9	Vehicle model	Customer Service screen in Contract Accounting System & Title Document
10	Vehicle new or used	Customer Service screen in Contract Accounting System & Title Document
11	Vehicle identification number	Customer Service screen in Contract Accounting System & Title Document
12	Borrower zip code	Automobile loan contract
13	Required first payment date	Automobile loan contract
14	Dealer state	Automobile loan contract

Appendix B to Independent Accountant’s Report

on Applying Agreed-Upon Procedures

Issued by RSM US LLP dated August 12, 2016

Exception Description Number	Exception Description

1	The zip code on four Contracts, or 3.96% of 101 accounts selected, did not agree to the Loan Data File.

2	The first name of the Obligor on one Title Document, or 0.99% of 101 accounts selected, did not agree to the first name on the Contract or Loan Data File.

3	The signatures on four Credit Applications, or 3.96% of the 101 accounts selected, were missing.

4	The first payment date on one Contract, or 0.99% of 101 accounts selected, did not agree to the Loan Data File.

5	The annual percentage rate on one Contract, or 0.99% of 101 accounts selected, did not agree to the Loan Data File.

6	The original contract term on one Contract, or 0.99% of 101 accounts selected, did not agree to the Loan Data File.

7	No title was provided on two Contracts, or 1.98% of 101 accounts selected.

Appendix C to Independent Accountant’s Report

on Applying Agreed-Upon Procedures

Issued by RSM US LLP dated August 12, 2016

Supplemental Information Related to the Findings

Set Forth on Appendix B

Exception Description Number	Contract Number	Obligor Zip Code Per Installment Sales Contract	Obligor Zip Code Per Loan Data File
1	14833680002	28205	28203
1	14834140002	45237	45212
1	14834180002	02743	02745
1	14838760002	N/A	30038

Exception Description Number	Contract Number	Obligor Name Per Title Document (or Equivalent)	Obligor Name Per Name Per Contract	Obligor Name Per Data File
2	14805310002	[REDACTED]	[REDACTED]	[REDACTED]

Exception Description Number	Contract Number	Signed Credit Application
3	14822700002	Missing Signature
3	14822810002	Missing Signature
3	14833600002	Missing Signature
3	14833650002	Missing Signature

Appendix C to Independent Accountant’s Report

on Applying Agreed-Upon Procedures

Issued by RSM US LLP dated August 12, 2016

Supplemental Information Related to the Findings

Set Forth on Appendix B (Continued)

Exception Description Number	Contract Number	Required First Payment Date Per Contract	Required First Payment Date Per Loan Data File
4	14834380002	3/26/2016	4/3/2016

Exception Description Number	Contract Number	Annual Percentage Rate (APR) Per Contract	Annual Percentage Rate (APR) Per Loan Data File
5	14834380002	24.90%	24.60%

Exception Description Number	Contract Number	Original Contract Term Per Contract	Original Contract Term Per Loan Data File
6	14834140002	28	27